Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 625,000,000 shares of common stock with a par value of $0.08 per share.

Pursuant to a service agreement dated July 21, 2020, the Company issued 9,375 common shares (given effect of the 2022 and 2024 Reverse Stock Split) to Tony Wayne Network Technology Co., Limited as compensation of a Hong Kong and China based consulting program. The stock-based compensation of $1,005,000 was recognized as part of the “professional fees” in the Company’s consolidated statement of operations and comprehensive income/ (loss).

On February 22, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors in connection with a registered direct offering of 53,750 (given effect of the 2022 and 2024 Reverse Stock Split) of the Company’s common shares, at a purchase price of $296.0 per share (given effect of the 2022 and 2024 Reverse Stock Split). The Company sold the common shares for aggregate gross proceeds of $15,910,000. The net proceeds from the transactions were $14,637,200, after deducting certain fees due to the placement agent and the Company’s transaction expenses and will be used for working capital and general corporate purposes.

Pursuant to a service agreement dated September 25, 2021, the Company issued 5,328 (given effect of the 2022 and 2024 Reverse Stock Split) shares to Fortune Fintech Limited (“Fortune”) on December 28, 2021, as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

On December 20, 2021, the Company entered into a Securities Purchase Agreement with a single investor pursuant to which the investor will make a $2,000,000 investment in the Company in a Regulation S private placement. Under the terms of the Purchase Agreement, the investor will purchase 62,500 common shares (given effect of the 2022 and 2024 Reverse Stock Split) of the Company at a purchase price of $32.0 per share (given effect of the 2022 and 2024 Reverse Stock Split). The gross proceeds of the transaction were $2.0 million before deducting fees and other expenses.

Pursuant to a restricted stock award agreement dated December 17, 2021, the board issued 6,641 shares (given effect of the 2022 and 2024 Reverse Stock Split) to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514.

Pursuant to the restricted stock award agreement dated December 24, 2021, the board issued 3,656 shares (given effect of the 2022 and 2024 Reverse Stock Split) to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

Effective on July 13, 2022, the Company approved a reverse stock split of the Company’s authorized and issued and outstanding shares of common stock, par value $0.001 per share, at a ratio of 10-for-1 (the “2022 Reverse Stock Split”). As a result of the 2022 Reverse Stock Split, the Company’s authorized shares of common stock reduced from 500,000,000 shares to 50,000,000 shares (before the effect of the 2024 Reverse Stock Split), and the par value per share was increased from $0.001 to $0.01 (before the effect of the 2024 Reverse Stock Split).

On August 12, 2022, the Company entered into a common stock purchase agreement with VG Master Fund SPC (“Investor”). Under this common stock purchase agreement, subject to specified terms and conditions, the Company could, from time to time during the term of the purchase agreement, sell to Investor up to the lesser of (a) $5.5 million worth of shares of common stock, par value $0.08 per share (given effect of the 2024 Reverse Stock Split), and (b) the maximum amount of securities the Company is permitted to issue under its existing shelf registration statement, which was declared effective by the SEC on July 21, 2020. In consideration for entering into the purchase agreement, the Company issued 6,667 shares of common stock (given effect of the 2024 Reverse Stock Split) to Investor as direct offering costs. The fair value of the shares on the grant date was $146,137. The $146,137 was capitalized and was subsequently reduced to $112,748 which was included in “Deferred offering cost” on the accompanying consolidated balance sheets for the year ended December 31, 2023 and nil for the year ended December 31, 2024. The Company sold 131,250 common shares (given effect of the 2024 Reverse Stock Split) for aggregate net proceeds of $1,223,251 to the Investor after reduction of $33,389 direct offering cost. The proceeds will be used for working capital and general corporate purposes.

On October 26, 2022, the Company adopted a resolution to amend the Company’s Memorandum and Articles of Association to increase the maximum number of shares that the Company is authorized to issue from 50,000,000 to 5,000,000,000 (before the effect of the 2024 Reverse Stock Split).

On October 29, 2022, the Company entered into a Securities Purchase Agreement (“Agreement 1”) with an investor. Pursuant to Agreement 1, the Company agreed to sell to this investor 50,000 (given effect of the 2024 Reverse Stock Split) shares of common stock at a purchase price of $4.72 (given effect of the 2024 Reverse Stock Split) for a consideration of $236,000. The Company issued 50,000 (given effect of the 2024 Reverse Stock Split) shares to this purchaser on December 3, 2022 and received consideration on December 30, 2022.

On November 23, 2022, the Company entered into a Securities Purchase Agreement (“Agreement 2”) with an investor. Pursuant to Agreement 2, the Company agreed to sell to this investor 62,500 (given effect of the 2024 Reverse Stock Split) shares of common stock at a purchase price of $4.12 (given effect of the 2024 Reverse Stock Split) for a consideration of $257,500. The Company issued 62,500 shares (given effect of the 2024 Reverse Stock Split) to this purchaser on December 7, 2022 and received consideration on December 23, 2022.

On February 22, 2023, the Company issued an unsecured senior convertible promissory note of $40.0 million to a non-U.S. investor. The note has an original principal amount of $40,000,000 and investor paid a purchase price of $32,000,000, reflecting an original issue discount of 20%. On February 24, 2023, the investor converted all outstanding balance of notes into ordinary shares, par value $0.08 (given effect of the 2024 Reverse Stock Split) per share, at conversion price of $4 (given effect of the 2024 Reverse Stock Split) per share, which represents 10,000,000 (given effect of the 2024 Reverse Stock Split) ordinary shares.

On March 31, 2023, the Company issued a senior convertible promissory note of not more than $70.0 million to an investor. The notes have an original issue discount of 20%, resulting in an aggregate purchase price for the offering of up to $56 million assuming the full purchase of notes under the Agreement. On May 11, 2023, the investor converted $2.82 million of outstanding balance of the note into ordinary shares, par value $0.08 (given effect of the 2024 Reverse Stock Split) per share, at conversion price of $5.64 per share (given effect of the 2024 Reverse Stock Split), which represents 500,000 ordinary shares (given effect of the 2024 Reverse Stock Split). On October 4, 2023, the Company completed the conversion of $30.0 million of outstanding balance of the note into ordinary shares, at a conversion price of $2.4 per share (given effect of the 2024 Reverse Stock Split), which represents 12,500,000 ordinary shares (given effect of the 2024 Reverse Stock Split). On August 26, 2024, the Company completed the conversion of $705,000 of outstanding balance of the note into ordinary shares, at a conversion price of $2.4 per share (given effect of the 2024 Reverse Stock Split), which represents 293,750 ordinary shares (given effect of the 2024 Reverse Stock Split).

On June 7, 2023, the Company issued a senior convertible promissory note of $7.0 million to the sellers of Alpha Mind. On June 14, 2023, the sellers converted $3,950,000 of outstanding balance of the note into ordinary shares, par value $0.01 per share, at a conversion price of $3.16 per share (given effect of the 2024 Reverse Stock Split), which represents 1,250,000 ordinary shares (given effect of the 2024 Reverse Stock Split).

During fiscal year 2023 and 2024, the Company received $1,430,000 and $2,550,000 from VG Master Fund SPC, for the purpose of purchasing common stock from the Company. These transactions were subsequently rescinded in 2024, with no shares issued. The received amount was initially presented as “Shares to be issued” on the consolidated balance sheet for the year ended December 31, 2023, short-term in nature, non-interest bearing, unsecured and repayable on demand, and was reduced to nil for the year ended December 31, 2024.

On November 21, 2024, the Company adopted a resolution to amend the Company’s Memorandum and Articles of Association to increase the maximum number of shares that the Company is authorized to issue from 5,000,000,000 to 625,000,000.

On December 18, 2024, the Company approved a 1-for-8 reverse stock split of the Company’s authorized and issued and outstanding shares of common stock, par value $0.01 per share (the “2024 Reverse Stock Split”). As a result of the 2024 Reverse Stock Split, the Company’s authorized shares of common stock reduced from 5,000,000,000 shares to 625,000,000 shares, and the par value per share was increased from $0.01 to $0.08. All share and per share amount in the accompanying financial statement for the prior periods have been retroactively adjusted to reflect the 2022 and 2024 Reverse Stock Split.

As a result, there were 25,186,864 common shares issued and outstanding as of December 31, 2024.

Share-based compensation

On January 14, 2020, the 2019 Share Incentive Plan was approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has Stock Option Plan with 25,000 shares (given effect of the 2022 and 2024 Reverse Stock Split) authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Pursuant to a service agreement dated July 21, 2020, the Company issued 9,375 shares (given effect of the 2022 and 2024 Reverse Stock Split) to Tony Wayne Network Technology Co., Limited (“Tony Wayne”) on July 30, 2020 as compensation for a Hong Kong and China based consulting program. The fair value of the shares on the grant date was $1,005,000. The Company recognized the $1,005,000 in full as stock-based compensation to nonemployee during the year ended December 31, 2020.

Pursuant to a service agreement dated September 25, 2021, the Company issued 5,328 shares (given effect of the 2022 and 2024 Reverse Stock Split) to Fortune Fintech Limited (“Fortune”) on December 28, 2021 as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

Subject to 2019 Share Incentive Plan, pursuant to the restricted stock award agreement dated December 17, 2021, the Board issued 6,641 shares (given effect of the 2022 and 2024 Reverse Stock Split) to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514. Pursuant to a restricted stock award agreement dated December 24, 2021, the board issued 3,656 shares (given effect of the 2022 and 2024 Reverse Stock Split) to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

The Company recognized the fair value of the shares $1,024,361 as stock-based compensation to employee and nonemployee during the year ended December 31, 2021. As of the date of this report, all the authorized shares under the 2019 Share Incentive Plan were issued.

On January 17, 2022, the 2021 Share Incentive Plan was approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has a Stock Option Plan with 37,500 shares (given effect of the 2022 and 2024 Reverse Stock Split) authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant. As of the date of this report, there were 37,500 shares (given effect of the 2022 and 2024 Reverse Stock Split) available for issuance under the 2021 Share Incentive Plan.